INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INVENTORY
4. INVENTORY

4. INVENTORY

Inventory was comprised of the following items:

	June 30,	December 31,
(in thousands)	2021	2020
Raw materials	$11,852	$7,950
Work in process	45	-
Finished goods	2,839	1,983
Total inventory	$14,736	$9,933

7. INVENTORY

Inventory was comprised of the following items:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	December 31,
(in thousands)	2020	2019
Raw materials	$7,950	$7,645
Work in process	-	34
Finished goods	1,983	2,739
Total Inventory	$9,933	$10,418